REVENUE FROM PRODUCT SALES	12 Months Ended
Dec. 31, 2020
Disclosure of revenue [Abstract]
REVENUE FROM PRODUCT SALES	REVENUE FROM PRODUCT SALES

	US Dollars
Figures in millions	2020	2019	2018
Revenue consists of the following principal categories:
Gold income (note 2)	4,322	3,439	3,203
By-products (note 2)	105	86	133
Revenue from product sales	4,427	3,525	3,336